Inventories - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Inventories, recognized as expense	kr 56,275	kr 65,042
Inventories, at net realisable value	3,329	3,994
Write downs Reversals of Inventories	kr 2,004	kr 823